Note 5 - Commitments and Contingencies - Future Minimum Annual Rental Payments Under Operating Leases (Details)	Mar. 31, 2019 USD ($)
2020	$ 32,736
2021	32,736
2022	2,728
2023
2024
Total	$ 68,200